UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

Address of principal executive offices) (Zip code)

Patrick S.R. MacDonald

U.S. Bank Corporate Trust Services

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6467

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(unaudited)

August 31, 2017

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity % (A)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (111%)

	---------- ALABAMA (5%)--------
$275	Auburn University	3	12/01/2018	9.16%	$252

					252
	---------- CALIFORNIA (14%)--------
488	California State University	3	11/01/2019	8.99	453
79	Lassen Junior College District	3	04/01/2020	10.27	70
200	University Student Co-Operative Association	3	04/01/2019	10.70	182

					705
	---------- DISTRICT OF COLUMBIA (44%)--------
675	Georgetown University	3	11/01/2020	10.36	597
1,810	Georgetown University	4	11/01/2020	10.52	1,627

					2,224
	---------- INDIANA (19%) --------
1,200	Vincennes University	3	06/01/2023	9.02	961

					961
	---------- MISSISSIPPI (9%)--------
164	Millsaps College	3	11/01/2021	10.34	141
365	Mississippi State University	3	12/01/2020	9.64	313

					454
	---------- NEW JERSEY (2%)--------
120	Fairleigh Dickinson University	3	11/01/2017	10.39	118

					118
	---------- NEW Mexico (1%)--------
61	College of Santa Fe	3	10/01/2018	10.43	58

					58

The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(unaudited)

August 31, 2017

(Dollar Amounts in Thousands)

Outstanding Principal Balance		Description	Stated Interest Rate %	Maturity Date		Effective Yield to Maturity % (A)		Amortized Cost
		---------- NORTH CAROLINA (2%) --------
$25		Elizabeth City State University	3	10/01/2017		10.02%		$24
72		Saint Mary’s College	3	06/01/2020		10.14		62

								86
		---------- OHIO (0%)*--------
16		Wittenberg University	3	11/01/2017		10.39		15

								15
		---------- PENNSYLVANIA (12%)--------
618		Philadelphia College of Art	3	01/01/2022		10.62		502
150		Villanova University	3	04/01/2019		10.70		136

								638
		---------- TEXAS (2%)--------
124		University of Saint Thomas	3	10/01/2019		10.41		113

								113
		---------- VIRGINIA (1%)--------
30		Lynchburg College	3	05/01/2018		10.68		28

								28

	(B)	TOTAL COLLEGE & UNIVERSITY LOANS (111%)						5,652

		Allowance for Loan Losses (-1%)						(57)

		Loans, net of allowance for loan losses (110%)						5,595

		INVESTMENT AGREEMENTS (23%)
659		JPMorgan Chase Bank - Revenue Fund	7.05	06/01/2018	(C)	7.05		659
506		JPMorgan Chase Bank - Liquidity Fund	7.75	06/01/2018	(C)	7.75		506

		TOTAL INVESTMENT AGREEMENTS						1,165

		TOTAL INVESTMENTS (133%)					(B)	$6,760

		OTHER ASSETS, LESS LIABILITIES (-33%)						(1,672)

		NET ASSETS (100.0%)						$5,088

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity from the date of purchase.
(B)	The tax basis of the Loans is approximately $6,472.
(C)	Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.
*	Rounds to less than 1%

The accompanying notes are an integral part of this schedule.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ Patrick S.R. MacDonald, Assistant Vice President

Date	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Giordano, Executive Vice President

Date	October 30, 2017

*	Print the name and title of each signing officer under his or her signature.